Organization and principal activities (Details) (CNY)	1 Months Ended	12 Months Ended																														12 Months Ended
	Oct. 31, 2012 NGL Co., Ltd. (NGL)	Oct. 31, 2012 NGL Co., Ltd. (NGL)	Dec. 31, 2012 Beijing Perfect World Software Co., Ltd. (PW Software)	Dec. 31, 2012 Perfect Online Holding Limited (PW Hong Kong)	Dec. 31, 2012 Perfect World Entertainment Inc. (PW USA)	Dec. 31, 2012 Perfect Game Holdings Limited (PW BVI)	Dec. 31, 2012 Perfect Star Co., Ltd. (PW Malaysia)	Dec. 31, 2012 Global InterServ (Caymans) Inc. (InterServ Caymans)	Dec. 31, 2012 InterServ Information and Technology (Shanghai) Co., Ltd. (InterServ Shanghai)	Dec. 31, 2012 Chengdu Perfect World Software Co., Ltd. (Chengdu PW Software), formerly known as Chengdu InterServ Information and Technology Co., Ltd. (InterServ Chengdu)	Dec. 31, 2012 Perfect World Interactive Entertainment Co., Ltd. (PW Interactive)	Dec. 31, 2012 Perfect Sky Online Co., Limited (PW Sky)	Dec. 31, 2012 Perfect Entertainment Zone N.V. (PW Antilles)	Dec. 31, 2012 Perfect World Interactive Technology Co., Ltd. (PW Taiwan)	Dec. 31, 2012 Perfect World Universal Cooperatieve U.A. (PW Universal)	Dec. 31, 2012 Shanghai Perfect World Software Co., Ltd. (Shanghai PW Software)	Dec. 31, 2012 Perfect World Europe B.V. (PW Europe)	Dec. 31, 2012 C&C Media Co., Ltd. (C&C Media)	Dec. 31, 2012 CCO Co., Ltd. (CCO)	Dec. 31, 2012 Beijing Perfect World Digital Entertainment Software Co., Ltd. (PW Digital Software)	Dec. 31, 2012 Runic Games, Inc. (Runic Games)	Dec. 31, 2012 Beijing Perfect World Game Software Co., Ltd. (PW Game Software)	Dec. 31, 2012 Cryptic Studios, Inc. (Cryptic Studios)	Dec. 31, 2012 Happy Moment Holding Limited (Happy Moment)	Dec. 31, 2012 Happy Fantasy Limited (Happy Fantasy)	Dec. 31, 2012 Perfect Management Holding Limited (Perfect Management)	Dec. 31, 2012 NGL Co., Ltd. (NGL)	Dec. 31, 2012 Zongheng Limited ("Zongheng Cayman")	Dec. 31, 2012 Zongheng Online LIMITED ("Zongheng Hong Kong")	Dec. 31, 2012 Huanxiang Zongheng Software Technology Co., Ltd. ("Zongheng Software")	Dec. 31, 2012 Perfect Play SDN. BHD. (Perfect Play)	Dec. 31, 2012 Beijing Perfect World Network Technology Co., Ltd. (PW Network)	Dec. 31, 2012 Beijing Huanxiang Zongheng Chinese Literature Website Co., Ltd. (PW Literature)	Dec. 31, 2012 Shanghai Perfect World Network Technology Co., Ltd. (Shanghai PW Network)	Dec. 31, 2012 Chengdu Perfect World Network Technology Co., Ltd. (Chengdu PW Network)	Dec. 31, 2012 Beijing Perfect World Digital Entertainment Co., Ltd. (PW Digital)	Dec. 31, 2012 Chengdu Ye Net Science and Technology Development Co., Ltd. (Ye Net)	Dec. 31, 2012 Hefei Perfect World Network Technology Co., Ltd. (Hefei PW Network)	Dec. 31, 2012 Beijing Perfect Moment Network Technology Co., Ltd. (Perfect Moment), formerly known as Beijing Perfect Moment Picture Co., Ltd.	Dec. 31, 2012 Tianjin Trendsters Investment Co., Ltd.(Trendsters Investment)	Dec. 31, 2012 Beijing Neon Culture Communication Co., Ltd. (Neon Culture)
Subsidiaries
Equity interest held (as a percent)			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	74.47%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	70.00%	70.00%	70.00%	100.00%
Equity interest held (as a percent)		51.00%
Economic interest held (as a percent)																																100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	90.00%
Percentage of voting interests acquired	49.00%	49.00%
Consideration paid	5,676,060	5,676,060
Percentage of equity interest held	100.00%
Amount recorded in additional paid-in capital for difference between purchase consideration and the carrying amount of the non-controlling interest	(522,914)